ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current:
Employee salary and benefits	$ 1,803	$ 2,628
Accrued research and development expenses	3,494	2,442
Non-refundable incentive payment from depositary bank		106
Refundable deposit held by the Company	7,191
Accrued legal expenses	385	1,024
Accrued other expenses	2,347	1,438
Total accruals and other payables	$ 15,220	$ 7,638